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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, 10SB
                                        New York, New York 10010
                                        (212) 576-7558  Fax: (212) 447-0569
                                        E-mail: charles_a_whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Assistant General Counsel

VIA EDGAR

April 13, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation ("NYLIAC")
    NYLIAC Variable Annuity Separate Account - III ("Registrant")
    Initial Registration Statement on Form N-4 for New York Life Complete Access Variable Annuity (the "Policy")

Commissioners:

Submitted herewith for filing on behalf of Registrant and its depositor, NYLIAC, is one electronically formatted copy of the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 and the Investment Company Act of 1940.

                           1. REGISTRATION STATEMENT

The Registration Statement relates to a new policy that NYLIAC plans to market under the name "New York Life Complete Access Variable Annuity". Interests in the Policy will be offered through the Registrant, which is a separate account of NYLIAC established on November 30, 1994, pursuant to resolutions of NYLIAC's Board of Directors.

The Policy is substantially similar, if not identical in many respects, to the New York Life Premier Variable Annuity. The Policy is a deferred variable annuity featuring, among other things, the ability to allocate premium payments to variable investment options or a fixed account (in certain jurisdictions), and a guaranteed death benefit if the policyowner dies before the payout phase of the annuity begins. The primary difference between the Policy and the New York Life Premier Variable Annuity is that the Policy does not assess surrender charges for withdrawals made prior to the start of the Policy's payout phase.

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Securities and Exchange Commission
April 13, 2009
Page 2 of 2


                         2. TIMETABLE FOR EFFECTIVENESS

NYLIAC plans to begin marketing the Policy on or about July 27, 2009 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on or before June 10, 2009, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant or its counsel, Jorden Burt LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors, LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.

To facilitate the Commission staff's review of the Registration Statement, we would be happy, upon request, to furnish the staff with a comparison of the various features of the Policy to other variable annuities that NYLIAC offers.

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I look forward to receiving your comments at your earliest convenience.  If you have any questions concerning this filing, please contact the undersigned at 212-576-7558.

Very truly yours,


/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.
Assistant General Counsel

cc: Mr. Patrick Scott